BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 35,140		$ 44,441
Marketable securities		30,654		0
Prepaid expenses and other current assets		1,450		2,200
Total current assets		67,244		46,641
Property and equipment, net		54		39
Operating lease right-of-use asset		318		240
Deferred offering costs		2,739		0
Security deposit		21		31
Total assets		70,376		46,951
Current liabilities:
Accounts payable		5,711		4,755
Total accrued liabilities		12,803		4,744
Total current liabilities		18,514		9,499
Operating lease liability, net		192		147
Other noncurrent liabilities		121		66
Preferred stock warrants liability		871		994
Total liabilities		19,698		10,706
Commitments and contingencies (Note 6)
Convertible preferred and common stock:
Total convertible preferred and common stock		143,390		60,414
Stockholders' deficit(1):
Common stock, par value of $0.00001 per share; 16,017,929 Class A shares authorized, and 2,004,783 shares issued at both December 31, 2022 and 2023, and 1,946,988 and 1,969,360 shares outstanding at December 31, 2022 and 2023, respectively	[1]	10	[2]	10
Additional paid-in capital		2,517	[2]	1,098
Accumulated deficit		(95,245)	[2]	(25,277)
Accumulated other comprehensive income		6	[2]	0
Total stockholders’ deficit	[3]	(92,712)	[2]	(24,169)
Total liabilities, convertible preferred and common stock and stockholders’ deficit		70,376		46,951
Series A Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	[3]	44,621	[4]	44,621
Series A-1 Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock	[3]	9,893	[4]	9,893
Series B Convertible Preferred Stock
Convertible preferred and common stock:
Total convertible preferred and common stock		82,976		0
Class B convertible common stock
Convertible preferred and common stock:
Total convertible preferred and common stock	[3]	$ 5,900	[4]	$ 5,900

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.
[3]	Retroactively recast for the reverse recapitalization as described in Note 1.
[4]	Retroactively recast for the reverse recapitalization as described in Note 3.